UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 2,399	$ 2,588
Financial assets	2,671	2,014
Accounts and other receivable, net	5,905	4,945
Inventory, net	5,474	4,512
Other assets	1,594	1,359
Current assets	18,043	15,418
Financial assets	10,512	6,536
Accounts and other receivable, net	744	693
Other assets	546	488
Property, plant and equipment	15,172	15,325
Deferred income tax assets	1,211	888
Intangible assets	19,220	14,806
Equity accounted investments	1,940	1,480
Goodwill	9,907	8,585
Total assets	77,295	64,219
Current Liabilities
Accounts payable and other	12,644	11,850
Non-recourse borrowings in subsidiaries of the partnership	3,121	2,062
Current liabilities	15,765	13,912
Accounts payable and other	7,367	7,786
Corporate borrowings	1,981	1,619
Non-recourse borrowings in subsidiaries of the partnership	35,391	25,395
Deferred income tax liabilities	2,762	2,507
Total liabilities	63,266	51,219
Equity
Limited partners	1,416	2,252
Non-controlling interests attributable to:
Redemption-exchange units	1,325	2,011
Special limited partners	0	0
Preferred shares	15	15
BBUC exchangeable shares	1,385	0
Interest of others in operating subsidiaries	9,888	8,722
Total equity	14,029	13,000
Total equity and liabilities	$ 77,295	$ 64,219